Employee Benefit Plans (Components of AOCI and Regulatory Assets and Liabilities) (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss		$ (25)
Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss		$ (3)
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	$ 193
Prior service (credit) cost	1
Pension Benefits | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	19
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	11
Prior service (credit) cost	(52)
Other Postretirement Benefits | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	3
Prior service (credit) cost	$ (4)